Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Disclosure of operating segments [line items]
Total income	£ 8,189	£ 8,637
Credit impairment releases	288	(2,674)
Net operating income	8,477	5,963
Operating expenses	(5,059)	(4,548)
Litigation and conduct	(87)	(19)
Operating expenses	(5,146)	(4,567)
Other net income	3	127
Profit before tax	3,334	1,523	[1]
Total assets	1,064,337			£ 1,059,731
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	6,632	6,973
Credit impairment releases	260	(1,320)
Net operating income	6,892	5,653
Operating expenses	(3,617)	(3,458)
Litigation and conduct	(2)	(4)
Operating expenses	(3,619)	(3,462)
Other net income	3	12
Profit before tax	3,276	2,203
Total assets	991,300			990,900
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	1,649	1,742
Credit impairment releases	22	(1,299)
Net operating income	1,671	443
Operating expenses	(1,126)	(1,053)
Litigation and conduct	(82)	(8)
Operating expenses	(1,208)	(1,061)
Other net income	0	115
Profit before tax	463	(503)
Total assets	62,700			57,800
Head Office
Disclosure of operating segments [line items]
Total income	(92)	(78)
Credit impairment releases	6	(55)
Net operating income	(86)	(133)
Operating expenses	(316)	(37)
Litigation and conduct	(3)	(7)
Operating expenses	(319)	(44)
Other net income	0	0
Profit before tax	(405)	£ (177)
Total assets	£ 10,300			£ 11,000

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays Bank PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.